Financial Assets at Fair Value through Profit or Loss - Designated as at Fair Value Through Profit or Loss (Detail) - EUR (€) € in Millions	Dec. 31, 2019		Dec. 31, 2018
Disclosure of fair value measurement of assets [line items]
Designated at fair value through profit or loss	€ 3,076	[1]	€ 2,887
Debt securities [member]
Disclosure of fair value measurement of assets [line items]
Designated at fair value through profit or loss	2,334		2,114
Loans and receivables [member]
Disclosure of fair value measurement of assets [line items]
Designated at fair value through profit or loss	€ 742		€ 772

[1]

1 The amounts for the period ended December 2019 have been prepared in accordance with IFRS 16. The right-of-use-assets are presented under line-item 'Property and Equipment' and the lease liability is included in line-item 'Other liabilities'. Prior period amounts have not been restated.